Cover	Jul. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2022
Entity File Number	000-21477
Entity Registrant Name	AWAYSIS CAPITAL, INC.
Entity Central Index Key	0001021917
Entity Tax Identification Number	27-0514566
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4405 Peter Road
Entity Address, City or Town	Plantation
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33304
City Area Code	(954)
Local Phone Number	931-9244
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false